Operating Lease (Details 1) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating leases
Long-term right-of-use assets	$ 94,000	$ 107,000	$ 157,000
Short-term operating lease liabilities	55,000	39,000	38,000
Long-term operating lease liabilities	43,000	73,000	$ 125,000
Total operating lease liabilities	$ 98,000	$ 112,000